Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 0
Investment redeemed near-term not to exceed	90 days
Behavior Risk Margin	32,000,000	77,000,000
Reinsurance recoverables	19,794,000,000	2,893,000,000
Outperformance (underperformance) of the underlying actively managed fund compared to indices [Member]
Derivative [Line Items]
Pre-tax realized gains	11,000,000	29,000,000	(18,000,000)
Credit standing adjustment assumption net of reinsurance [Member]
Derivative [Line Items]
Pre-tax realized gains	492,000,000	499,000,000	(156,000,000)
Policyholder Behavior Assumptions [Member]
Derivative [Line Items]
Pre-tax realized gains	28,000,000	76,000,000	13,000,000
Net Income Impact [Member]
Derivative [Line Items]
Reinsurance recoverables	$ 495,000,000,000	$ 900,000,000,000